Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements include the accounts of the Company and the Operating Partnership. All intercompany balances and transactions are eliminated in consolidation. Separate statements of income, changes in equity, and cash flows have not been presented in the financial statements because principal operations have not commenced.
The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the balance sheets. Actual results could differ from those estimates.

Risks and Uncertainties
Risks and Uncertainties
The ongoing pandemic of the novel coronavirus
(“COVID-19”)
and its variants continues to adversely impact global economic activity and has contributed to significant volatility in financial markets. Due to various uncertainties, including the rise of new variants, the severity of such new variants, disparities in vaccination rates and vaccine hesitancy, the ultimate duration of the pandemic, and additional actions that may be taken by governmental authorities, further business risks could arise. Although more normalized activities have resumed and there has been improvement due to global and domestic vaccination efforts, the Company is not in a position to estimate the ultimate impact
COVID-19
and its variants will have on its business and the economy as a whole, including longer-term macroeconomic effects on supply chains, inflation and labor shortages. For example, in response to recent inflationary pressure, the U.S. Federal Reserve and other global central banks have raised interest rates in 2022 and have indicated likely further interest rate increases.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents represent cash held in banks, cash on hand, and liquid investments with original maturities of three months or less. The Company may have bank balances in excess of federally insured amounts; however, the Company deposits its cash and cash equivalents with high credit-quality institutions to minimize credit risk exposure. The Company did not hold cash equivalents as of September 30, 2022 (unaudited) and February 18, 2022.

Income Taxes
Income Taxes
The Company intends to make an election to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code commencing with its taxable year ending December 31, 2022. If the Company qualifies for taxation as a REIT, the Company generally will not be subject to federal corporate income tax to the extent it distributes its taxable income to its stockholders. REITs are subject to a number of other organizational and operational requirements. Even if the Company qualifies for taxation as a REIT, it may be subject to certain state and local taxes on its income and property, and U.S. federal income and excise taxes on its undistributed income.

Organization and Offering Expenses
Organization and Offering Expenses
The Adviser has agreed that it and/or its affiliates will advance organization and offering expenses on behalf of the Company (including legal, accounting, and other expenses attributable to the Company’s organization, but excluding upfront selling commissions, dealer manager fees and stockholder servicing fees) through the first anniversary of the date on which the Company breaks escrow. The Company will reimburse the Adviser and its affiliates for all such advanced expenses ratably over a
60-month
period following the first anniversary of the date the Company breaks escrow.

As of September 30, 2022 (unaudited) and February 18, 2022, the Adviser and its affiliates had incurred organization and offering expenses on the Company’s behalf of approximately $6.1 million and $2.4 million, respectively. These organization and offering expenses are not recorded in the accompanying consolidated balance sheets because such costs are not the Company’s liability until the date the escrow for the Offering is released. When recorded by the Company, organization expenses will be expensed as incurred, and offering expenses will be charged to stockholders’ equity as such amounts will be reimbursed to the Adviser or its affiliates from the gross proceeds of the Offering. Any amount due to the Adviser and its affiliates but not paid will be recognized as a liability on the consolidated balance sheets.

Distribution Reinvestment Plan
Distribution Reinvestment Plan
The Company has adopted a distribution reinvestment plan whereby stockholders (other than residents of Alabama, Arkansas, Idaho, Kansas, Kentucky, Maine, Maryland, Massachusetts, Minnesota, Mississippi, Nebraska, New Hampshire, New Jersey, North Carolina, Ohio, Oregon, Vermont and Washington) will have their cash distributions automatically reinvested in additional shares of common stock unless they elect to receive their distributions in cash. Residents of Alabama, Arkansas, Idaho, Kansas, Kentucky, Maine, Maryland, Massachusetts, Minnesota, Mississippi, Nebraska, New Hampshire, New Jersey, North Carolina, Ohio, Oregon, Vermont and Washington will automatically receive their distributions in cash unless they elect to have their cash distributions reinvested in additional shares of common stock. The per share purchase price for shares purchased pursuant to the distribution reinvestment plan will be equal to the offering price before upfront selling commissions and dealer manager fees (the “transaction price”) at the time the distribution is payable, which will generally be equal to the Company’s prior month’s NAV per share for that share class. Stockholders will not pay upfront selling commissions or dealer manager fees when purchasing shares pursuant to the distribution reinvestment plan. The stockholder servicing fees with respect to Class S shares, Class D shares,
Class F-S
shares, and
Class F-D
shares are calculated based on the NAV for those shares and may reduce the NAV or, alternatively, the distributions payable with respect to shares of each such class, including shares issued in respect of distributions on such shares under the distribution reinvestment plan.

Share Repurchases
Share Repurchases
The Company has adopted a share repurchase plan, whereby on a monthly basis, stockholders may request that the Company repurchase all or any portion of their shares. The Company may choose to repurchase all, some or none of the shares that have been requested to be repurchased at the end of any particular month, in its discretion, subject to any limitations in the share repurchase plan. The aggregate NAV of total repurchases of Class S shares, Class D shares, Class I shares,
Class F-S
shares,
Class F-D
shares,
Class F-I
shares and Class E shares will be limited to 2% of the aggregate NAV per month and 5% of the aggregate NAV per calendar quarter. Shares would be repurchased at a price equal to the transaction price on the applicable repurchase date. Due to the illiquid nature of investments in real estate, the Company may not have sufficient liquid resources to fund repurchase requests and has established limitations on the amount of funds the Company may use for repurchases during any calendar month and quarter. Further, the Company’s board of directors may modify or suspend the share repurchase plan.